Stockholders’ equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Treasury shares, acquired	135,360	28,668,037
Treasury stock, acquired, average purchase price	$ 0.74	$ 0.07
Treasury shares, sold	6,879,860	26,249,508
Treasury shares, sold, average sale price	$ 0.63	$ 1.17
Common Shares - Class B
Class of Stock [Line Items]
Shares repurchased	135,360
Common stock, par value	$ 0.05	0.05
Common Shares - Class A
Class of Stock [Line Items]
Common stock, par value	$ 0.01	$ 0.01